Long-Term Debt and Other Financial Liabilities, CMBFL Sale and Leaseback (Details) - USD ($) $ in Thousands		6 Months Ended
	Jun. 28, 2024	Jun. 30, 2024	Jun. 30, 2023
Sale and Leaseback Activities Repaid [Abstract]
Balance outstanding		$ 40,576	$ 70,868
Loss on extinguishment of debt		(649)	$ (540)
CMBFL Sale and Leaseback [Member]
Sale and Leaseback Activities Repaid [Abstract]
Balance outstanding	$ 22,320
Loss on extinguishment of debt		$ (649)